JPMorgan BetaBuilders MSCI US REIT ETF
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%
Apartments — 17.3%
American Homes 4 Rent, Class A, REIT	262,401	9,517,284
Apartment Income REIT Corp., REIT	124,227	3,865,944
Apartment Investment and Management Co., Class A, REIT *	127,639	879,433
AvalonBay Communities, Inc., REIT	115,451	19,966,096
Camden Property Trust, REIT	83,630	7,548,444
Centerspace, REIT	12,795	682,485
Elme Communities, REIT	73,507	965,882
Equity LifeStyle Properties, Inc., REIT (a)	146,081	10,386,359
Equity Residential, REIT	296,327	16,843,227
Essex Property Trust, Inc., REIT	53,487	11,417,335
Independence Realty Trust, Inc., REIT	186,035	2,533,797
Invitation Homes, Inc., REIT	504,686	16,836,325
Mid-America Apartment Communities, Inc., REIT	95,347	11,868,794
NexPoint Residential Trust, Inc., REIT	19,488	593,410
Sun Communities, Inc., REIT	102,300	13,231,482
UDR, Inc., REIT	268,917	8,981,828
		136,118,125
Diversified — 19.5%
Alexander & Baldwin, Inc., REIT	61,019	1,022,068
American Assets Trust, Inc., REIT	43,604	878,185
Armada Hoffler Properties, Inc., REIT	57,788	634,512
Broadstone Net Lease, Inc., REIT	144,095	2,305,520
Digital Realty Trust, Inc., REIT	237,253	32,925,971
EPR Properties, REIT	62,383	2,783,529
Equinix, Inc., REIT	76,314	62,196,673
Farmland Partners, Inc., REIT (a)	44,846	555,193
Gaming and Leisure Properties, Inc., REIT	212,734	9,941,060
Gladstone Commercial Corp., REIT (a)	34,646	433,075
Gladstone Land Corp., REIT	28,652	411,156
Global Net Lease, Inc., REIT	163,119	1,432,185
InvenTrust Properties Corp., REIT	56,606	1,365,337
One Liberty Properties, Inc., REIT	15,018	306,818
Safehold, Inc., REIT	38,708	762,161
UMH Properties, Inc., REIT	45,059	636,233
Veris Residential, Inc., REIT	65,191	944,618
VICI Properties, Inc., REIT	794,649	23,752,059
WP Carey, Inc., REIT	171,810	10,693,454
		153,979,807
Health Care — 10.5%
CareTrust REIT, Inc., REIT	81,106	1,871,926
Community Healthcare Trust, Inc., REIT	20,441	553,951
Diversified Healthcare Trust, REIT	99,414	232,629
Global Medical REIT, Inc., REIT	53,812	539,734
Healthcare Realty Trust, Inc., REIT	314,876	4,808,157
Healthpeak Properties, Inc., REIT	444,201	7,693,561
LTC Properties, Inc., REIT (a)	34,056	1,110,907
Medical Properties Trust, Inc., REIT (a)	495,642	2,403,864

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care — continued
National Health Investors, Inc., REIT	36,192	1,963,778
Omega Healthcare Investors, Inc., REIT (a)	193,820	6,153,785
Physicians Realty Trust, REIT (a)	189,731	2,216,058
Sabra Health Care REIT, Inc., REIT	192,367	2,808,558
Universal Health Realty Income Trust, REIT	11,311	450,970
Ventas, Inc., REIT	329,999	15,127,154
Welltower, Inc., REIT	389,942	34,743,832
		82,678,864
Hotels — 3.8%
Apple Hospitality REIT, Inc., REIT (a)	180,578	3,010,235
Chatham Lodging Trust, REIT	40,467	401,028
DiamondRock Hospitality Co., REIT	175,283	1,458,355
Host Hotels & Resorts, Inc., REIT	590,754	10,320,473
Park Hotels & Resorts, Inc., REIT	187,040	2,773,803
Pebblebrook Hotel Trust, REIT (a)	109,927	1,401,569
RLJ Lodging Trust, REIT	135,656	1,450,163
Ryman Hospitality Properties, Inc., REIT	43,435	4,358,702
Service Properties Trust, REIT	139,162	995,008
Summit Hotel Properties, Inc., REIT	91,364	571,939
Sunstone Hotel Investors, Inc., REIT	175,593	1,734,859
Xenia Hotels & Resorts, Inc., REIT	95,615	1,167,459
		29,643,593
Industrial — 16.0%
Americold Realty Trust, Inc., REIT	222,816	6,290,096
EastGroup Properties, Inc., REIT	36,051	6,263,861
First Industrial Realty Trust, Inc., REIT	109,341	5,144,494
Innovative Industrial Properties, Inc., REIT (a)	23,371	1,908,476
LXP Industrial Trust, REIT	229,573	2,015,651
Plymouth Industrial REIT, Inc., REIT	36,365	790,939
Prologis, Inc., REIT	757,892	87,104,528
Rexford Industrial Realty, Inc., REIT	151,660	7,464,705
STAG Industrial, Inc., REIT	148,378	5,319,351
Terreno Realty Corp., REIT	63,068	3,601,813
		125,903,914
Office — 5.7%
Alexandria Real Estate Equities, Inc., REIT	128,691	14,078,795
Boston Properties, Inc., REIT	123,207	7,014,175
Brandywine Realty Trust, REIT	147,378	657,306
COPT Defense Properties, REIT (a)	93,614	2,265,459
Cousins Properties, Inc., REIT	125,923	2,583,940
Douglas Emmett, Inc., REIT (a)	146,874	1,794,800
Easterly Government Properties, Inc., REIT (a)	72,728	848,009
Empire State Realty Trust, Inc., Class A, REIT	116,316	1,042,191
Equity Commonwealth, REIT	91,300	1,715,527
Highwoods Properties, Inc., REIT (a)	87,763	1,663,109
Hudson Pacific Properties, Inc., REIT (a)	120,952	709,988

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Office — continued
JBG SMITH Properties, REIT (a)	85,909	1,178,672
Kilroy Realty Corp., REIT	87,503	2,885,849
Paramount Group, Inc., REIT	149,960	704,812
Peakstone Realty Trust, REIT (a)	12,522	199,851
Piedmont Office Realty Trust, Inc., Class A, REIT	105,143	653,989
SL Green Realty Corp., REIT (a)	54,067	1,977,230
Vornado Realty Trust, REIT (a)	136,071	3,203,111
		45,176,813
Regional Malls — 4.8%
CBL & Associates Properties, Inc., REIT (a)	11,484	269,874
Macerich Co. (The), REIT	179,379	2,057,477
Simon Property Group, Inc., REIT	269,741	33,687,954
Tanger, Inc., REIT (a)	87,193	2,176,337
		38,191,642
Shopping Centers — 5.8%
Acadia Realty Trust, REIT	79,981	1,209,313
Alexander's, Inc., REIT	2,027	372,887
Brixmor Property Group, Inc., REIT	248,325	5,343,954
Federal Realty Investment Trust, REIT	60,500	5,783,195
Kimco Realty Corp., REIT	511,085	9,874,162
Kite Realty Group Trust, REIT	181,712	3,837,757
NETSTREIT Corp., REIT	46,479	714,847
Phillips Edison & Co., Inc., REIT (a)	97,292	3,428,570
Regency Centers Corp., REIT	137,965	8,661,443
Retail Opportunity Investments Corp., REIT	104,448	1,344,246
RPT Realty, REIT	72,769	845,576
Saul Centers, Inc., REIT	12,483	461,247
SITE Centers Corp., REIT	159,577	2,104,820
Urban Edge Properties, REIT	98,380	1,647,865
Whitestone, REIT	41,296	452,604
		46,082,486
Single Tenant — 6.2%
Agree Realty Corp., REIT	73,351	4,343,113
Essential Properties Realty Trust, Inc., REIT (a)	118,270	2,808,912
Four Corners Property Trust, Inc., REIT	70,022	1,609,806
Getty Realty Corp., REIT	33,402	983,021
NNN REIT, Inc., REIT	147,851	6,005,707
Realty Income Corp., REIT (a)	524,205	28,286,102
Spirit Realty Capital, Inc., REIT	115,717	4,779,112
		48,815,773
Storage — 10.1%
CubeSmart, REIT	185,624	7,380,410
Extra Space Storage, Inc., REIT	173,401	22,571,608
Iron Mountain, Inc., REIT (a)	240,062	15,399,978

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Storage — continued
National Storage Affiliates Trust, REIT	71,747	2,381,283
Public Storage, REIT	121,576	31,459,006
		79,192,285
Total Common Stocks (Cost $963,677,002)		785,783,302
Short-Term Investments — 5.8%
Investment Companies — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (b) (c) (Cost $8,667,632)	8,667,632	8,667,632
Investment of Cash Collateral from Securities Loaned — 4.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (b) (c)	35,992,602	33,003,399
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (b) (c)	4,118,121	4,118,121
Total Investment of Cash Collateral from Securities Loaned (Cost $40,118,921)		37,121,520
Total Short-Term Investments (Cost $48,786,553)		45,789,152
Total Investments — 105.5% (Cost $1,012,463,555)		831,572,454
Liabilities in Excess of Other Assets — (5.5)%		(43,462,333)
NET ASSETS — 100.0%		788,110,121

Percentages indicated are based on net assets.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at November 30, 2023. The total value of securities on loan at November 30, 2023 is $36,144,862.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of November 30, 2023.
Futures contracts outstanding as of November 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
DJ US Real Estate Index	56	12/15/2023	USD	1,825,040	178,301

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$831,572,454	$—	$—	$831,572,454
Appreciation in Other Financial Instruments
Futures Contracts (a)	$178,301	$—	$—	$178,301

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	$20	$217,000,000	$183,999,321	$100	$2,600	$33,003,399	35,992,602	$1,108,090	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (a) (b)	3,129,388	136,111,938	135,123,205	—	—	4,118,121	4,118,121	177,837	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (a) (b)	2,659,750	42,336,263	36,328,381	—	—	8,667,632	8,667,632	144,320	—
Total	$5,789,158	$395,448,201	$355,450,907	$100	$2,600	$45,789,152		$1,430,247	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.